CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Spin-Off ETF (“CSD”)
Guggenheim Multi-Asset Income ETF (“CVY”)
Guggenheim Mid-Cap Core ETF (“CZA”)
Guggenheim Defensive Equity ETF (“DEF”)
Guggenheim BRIC ETF (“EEB”)
Guggenheim Insider Sentiment ETF (“NFO”)
Guggenheim Raymond James SB-1 Equity ETF (“RYJ”)
Wilshire 5000 Total Market ETF (“WFVK”)
Wilshire Micro-Cap ETF (“WMCR”)
Wilshire US REIT ETF (“WREI”)
Wilshire 4500 Completion ETF (“WXSP”)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
     Guggenheim ABC High Dividend ETF (“ABCS”)
Guggenheim S&P Global Water Index ETF (“CGW”)
Guggenheim China Technology ETF (“CQQQ”)
Guggenheim Airline ETF (“FAA”)
Guggenheim Solar ETF (“TAN”)
Guggenheim China All-Cap ETF (“YAO”)

Supplement to the currently effective Statement of Additional Information (the “SAI”) for the above-listed Funds:

Ms. Ann E. Edgeworth’s information is hereby removed from the executive officers chart in the “Management- Trustees and Officers” section of the SAI and replaced with the following:

Name, Address	Position(s)	Term
and Year of	Held	of
Birth of	with	Time	Principal Occupation(s)
Executive Officer*	Trust	Served**	During Past 5 Years
Joanna Catalucci Year of Birth: 1966	Interim Chief Compliance Officer	Since 2012
Interim Chief Compliance Officer of certain funds in the Fund Complex; and Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present).  Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006).

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

September 28, 2012
ETF-SAI3-SEP28